Pay vs Performance Disclosure - USD ($)	3 Months Ended	12 Months Ended
	Sep. 27, 2025	Dec. 27, 2025	Dec. 28, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The following table provides information regarding “Compensation Actually Paid” to our NEOs as that term is determined and defined under SEC rules. It does not reflect compensation actually earned, realized, or received by the Company’s NEOs. In determining “Compensation Actually Paid,” the Company is required to make various adjustments to amounts previously reported in the Summary Compensation Table.

Value of Initial
Fixed $100
Investment
based on:(2)
			Average	Average
	Summary		Summary	Compensation
	Compensation	Compensation	Compensation	Actually Paid
	Table Total	Actually Paid	Table Total for	to Other		Peer		Adjusted
	for CEO(1)	to CEO(1)	Other NEOs(1)	NEOs(1)	INGM	Group	Net Income	EBITDA
Year	($)	($)	($)	($)	TSR ($)	TSR ($)	($Millions)(3)	($Millions)(4)
2025	9,665,531	11,766,084	2,426,241	3,367,849	91.35	96.27	327.9	1,357.8
2024	17,463,003	16,147,130	7,808,794	7,218,356	79.63	99.17	264.2	1,318.6
(1)	This table presents pay versus performance information for the following executive officers:

Fiscal Year	CEO	Other NEOs
2025	Paul Bay	Michael Zilis, Scott Sherman, and Augusto Aragone
2024	Paul Bay	Michael Zilis, Scott Sherman, Augusto Aragone, and Alain Monié

2025 and 2024 Compensation Actually Paid reflects the following adjustments to the applicable amounts in the “Summary Compensation Table” (“SCT”):

Adjustments to Determine Compensation “Actually Paid” for CEO:

	2025	2024
Total Reported in SCT	$9,665,531	$17,463,003

Less, Fair Value of “Stock Awards” Reported in SCT	($6,068,927)	($13,929,018)

Plus, Year-End Fair Value of Awards Granted During the Year that were Unvested and Outstanding as of Year-End(a)	$6,749,251	$7,948,947

Plus, Fair Value of Awards Granted During the Year that Vested During the Year as of the Vesting Date	—	$4,664,198

Plus (or Minus) the Increase (or Deduction) for the Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to the Year that were Outstanding and Unvested as of Year-End(b)	$1,331,186	—

Plus (or Minus) the Increase (or Deduction) for the Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to the Year that Vested During the Year(c)	$89,043	—

Less, the Fair Value of Awards that were Granted Prior to the Year that were Forfeited During the Year	—	—

Plus, the Incremental Fair Value of any Awards Modified During the Year	—	—

Plus, any Dividends or Other Earnings Paid During the Year Prior to the Vesting Date of the Award.	—	—

Total Adjustments	$11,766,084	$16,147,130

Adjustments to Determine Average Compensation “Actually Paid” for Non-CEO NEOs:

	2025	2024
Total Reported in SCT	$2,426,241	$7,808,794

Less, Fair Value of “Stock Awards” Reported in SCT	($885,041)	($6,742,639)

Plus, Year-End Fair Value of Awards Granted During the Year that were Unvested and Outstanding as of Year-End(a)	$984,254	$3,577,315

Plus, Fair Value of Awards Granted During the Year that Vested During the Year as of the Vesting Date	—	$2,574,886

Plus (or Minus) the Increase (or Deduction) for the Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to the Year that were Outstanding and Unvested as of Year-End(b)	$789,580	—

Plus (or Minus) the Increase (or Deduction) for the Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to the Year that Vested During the Year(c)	$52,815	—

Less, the Fair Value of Awards that were Granted Prior to the Year that were Forfeited During the Year	—	—

Plus, the Incremental Fair Value of any Awards Modified During the Year	—	—

Plus, any Dividends or Other Earnings Paid During the Year Prior to the Vesting Date of the Award.	—	—

Total Adjustments	$3,367,849	$7,218,356

(a)	Represents the fair value as of the indicated fiscal year-end of RSU and PSU awards granted during the fiscal year that remained outstanding and unvested as of fiscal year-end. Fair values are computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the applicable fiscal year. For PSUs granted in 2024, calculated assuming the probable outcome of market conditions on December 26, 2025, using a Monte Carlo simulation model.
(b)	Represents the change in fair value, measured from the prior fiscal year-end to the current fiscal year-end, of RSU and PSU awards granted in a prior fiscal year that remained outstanding and unvested as of the current fiscal year-end. Fair values are computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the applicable fiscal year.
(c)	Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each RSU and PSU award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(2)

The peer group total shareholder return (“TSR”) is calculated using the peer group shown in the Stock Price Performance Graph in the Company’s 2025 Annual Report on Form 10-K pursuant to Item 201(e) of Regulation S-K. For 2025. We have updated the peer group used for purposes of this Pay Versus Performance disclosure to the peer group used for our Stock Price Performance Graph in the Company’s 2025 Annual Report on Form 10-K, which is comprised of: Arrow Electronics, Avnet, CDW Corporation, Climb Global Solutions, Dell Technologies, ePlus, Insight Enterprises, PC Connection, ScanSource, and TD Synnex. In 2024, we used the peer group used for compensation purposes, as described in our 2025 annual Proxy Statement. This change will provide consistency between the presentation of peer group TSR in our future annual reports on Form 10-K and proxy statements. The comparison assumes $100 was invested for the period starting October 24, 2024, our IPO date, through the end of Fiscal Year 2025 (the “Measurement Period”) in both the Company and its peer group. Historical stock performance is not necessarily indicative of future stock performance. Using the same calculation methodology noted above, the TSR for the 2024 peer group for Fiscal Year 2025 is $120.75. Our 2024 peer group was comprised of: Archer-Daniel-Midland, Arrow Electronics, Inc., Avnet, Inc., Best Buy, Bunge, Cardinal Health, CDW, Cencora, Inc., DXC Tech, Insight Enterprises, McKesson Corporation, Performance Food Group, Sysco, TD Synnex Corporation, United Natural Foods, W.W. Grainger, Inc., and WESCO International, Inc. The Company TSR for 2024 has been corrected to $79.63. Our 2025 annual Proxy Statement reported Company TSR for 2024 as $98.58, which was the third quarter TSR. Further, the Company’s 2025 Annual Report on Form 10-K, pursuant to Item 201(e) of Regulation S-K, reported Company TSR as $90.30 and peer group TSR as $89.49 for 2025, when it should have reported Company TSR as $91.35 and peer group TSR as $96.27, respectively.

(3)	Reflects Net Income in our Consolidated Statements of Income included in our Annual Reports on Form 10-K for each of the Fiscal Years ended December 27, 2025 and December 28, 2024.
(4)

Adjusted EBITDA and Non-GAAP EBITDAR are the Company-selected measures for Fiscal Years 2025 and 2024, respectively. In our 2025 Proxy Statement, we reported Non-GAAP EBITDAR as our Company-selected measure. We determined Adjusted EBITDA to be the most important financial performance measure used to link Compensation Actually Paid to Company performance in 2025. This performance measure may not have been the most important financial performance measure in prior years, and we may determine a different financial performance measure to be the most important financial performance measure in future years. For more information about this measure, including how it is calculated from our audited financial statements, see Appendix A to this Proxy Statement.

Company Selected Measure Name		Adjusted EBITDA
Named Executive Officers, Footnote
(1)	This table presents pay versus performance information for the following executive officers:

Fiscal Year	CEO	Other NEOs
2025	Paul Bay	Michael Zilis, Scott Sherman, and Augusto Aragone
2024	Paul Bay	Michael Zilis, Scott Sherman, Augusto Aragone, and Alain Monié

Peer Group Issuers, Footnote
(2)

The peer group total shareholder return (“TSR”) is calculated using the peer group shown in the Stock Price Performance Graph in the Company’s 2025 Annual Report on Form 10-K pursuant to Item 201(e) of Regulation S-K. For 2025. We have updated the peer group used for purposes of this Pay Versus Performance disclosure to the peer group used for our Stock Price Performance Graph in the Company’s 2025 Annual Report on Form 10-K, which is comprised of: Arrow Electronics, Avnet, CDW Corporation, Climb Global Solutions, Dell Technologies, ePlus, Insight Enterprises, PC Connection, ScanSource, and TD Synnex. In 2024, we used the peer group used for compensation purposes, as described in our 2025 annual Proxy Statement. This change will provide consistency between the presentation of peer group TSR in our future annual reports on Form 10-K and proxy statements. The comparison assumes $100 was invested for the period starting October 24, 2024, our IPO date, through the end of Fiscal Year 2025 (the “Measurement Period”) in both the Company and its peer group. Historical stock performance is not necessarily indicative of future stock performance. Using the same calculation methodology noted above, the TSR for the 2024 peer group for Fiscal Year 2025 is $120.75. Our 2024 peer group was comprised of: Archer-Daniel-Midland, Arrow Electronics, Inc., Avnet, Inc., Best Buy, Bunge, Cardinal Health, CDW, Cencora, Inc., DXC Tech, Insight Enterprises, McKesson Corporation, Performance Food Group, Sysco, TD Synnex Corporation, United Natural Foods, W.W. Grainger, Inc., and WESCO International, Inc. The Company TSR for 2024 has been corrected to $79.63. Our 2025 annual Proxy Statement reported Company TSR for 2024 as $98.58, which was the third quarter TSR. Further, the Company’s 2025 Annual Report on Form 10-K, pursuant to Item 201(e) of Regulation S-K, reported Company TSR as $90.30 and peer group TSR as $89.49 for 2025, when it should have reported Company TSR as $91.35 and peer group TSR as $96.27, respectively.

PEO Total Compensation Amount		$ 9,665,531	$ 17,463,003
PEO Actually Paid Compensation Amount		$ 11,766,084	16,147,130
Adjustment To PEO Compensation, Footnote

Adjustments to Determine Compensation “Actually Paid” for CEO:

	2025	2024
Total Reported in SCT	$9,665,531	$17,463,003

Less, Fair Value of “Stock Awards” Reported in SCT	($6,068,927)	($13,929,018)

Plus, Year-End Fair Value of Awards Granted During the Year that were Unvested and Outstanding as of Year-End(a)	$6,749,251	$7,948,947

Plus, Fair Value of Awards Granted During the Year that Vested During the Year as of the Vesting Date	—	$4,664,198

Plus (or Minus) the Increase (or Deduction) for the Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to the Year that were Outstanding and Unvested as of Year-End(b)	$1,331,186	—

Plus (or Minus) the Increase (or Deduction) for the Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to the Year that Vested During the Year(c)	$89,043	—

Less, the Fair Value of Awards that were Granted Prior to the Year that were Forfeited During the Year	—	—

Plus, the Incremental Fair Value of any Awards Modified During the Year	—	—

Plus, any Dividends or Other Earnings Paid During the Year Prior to the Vesting Date of the Award.	—	—

Total Adjustments	$11,766,084	$16,147,130
(a)	Represents the fair value as of the indicated fiscal year-end of RSU and PSU awards granted during the fiscal year that remained outstanding and unvested as of fiscal year-end. Fair values are computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the applicable fiscal year. For PSUs granted in 2024, calculated assuming the probable outcome of market conditions on December 26, 2025, using a Monte Carlo simulation model.
(b)	Represents the change in fair value, measured from the prior fiscal year-end to the current fiscal year-end, of RSU and PSU awards granted in a prior fiscal year that remained outstanding and unvested as of the current fiscal year-end. Fair values are computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the applicable fiscal year.
(c)	Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each RSU and PSU award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

Non-PEO NEO Average Total Compensation Amount		$ 2,426,241	7,808,794
Non-PEO NEO Average Compensation Actually Paid Amount		$ 3,367,849	7,218,356
Adjustment to Non-PEO NEO Compensation Footnote

Adjustments to Determine Average Compensation “Actually Paid” for Non-CEO NEOs:

	2025	2024
Total Reported in SCT	$2,426,241	$7,808,794

Less, Fair Value of “Stock Awards” Reported in SCT	($885,041)	($6,742,639)

Plus, Year-End Fair Value of Awards Granted During the Year that were Unvested and Outstanding as of Year-End(a)	$984,254	$3,577,315

Plus, Fair Value of Awards Granted During the Year that Vested During the Year as of the Vesting Date	—	$2,574,886

Plus (or Minus) the Increase (or Deduction) for the Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to the Year that were Outstanding and Unvested as of Year-End(b)	$789,580	—

Plus (or Minus) the Increase (or Deduction) for the Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to the Year that Vested During the Year(c)	$52,815	—

Less, the Fair Value of Awards that were Granted Prior to the Year that were Forfeited During the Year	—	—

Plus, the Incremental Fair Value of any Awards Modified During the Year	—	—

Plus, any Dividends or Other Earnings Paid During the Year Prior to the Vesting Date of the Award.	—	—

Total Adjustments	$3,367,849	$7,218,356
(a)	Represents the fair value as of the indicated fiscal year-end of RSU and PSU awards granted during the fiscal year that remained outstanding and unvested as of fiscal year-end. Fair values are computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the applicable fiscal year. For PSUs granted in 2024, calculated assuming the probable outcome of market conditions on December 26, 2025, using a Monte Carlo simulation model.
(b)	Represents the change in fair value, measured from the prior fiscal year-end to the current fiscal year-end, of RSU and PSU awards granted in a prior fiscal year that remained outstanding and unvested as of the current fiscal year-end. Fair values are computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the applicable fiscal year.
(c)	Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each RSU and PSU award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

Compensation Actually Paid vs. Total Shareholder Return		Company Cumulative TSR Versus Peer Group TSR Versus CEO and Average Other NEO Compensation Actually Paid
Compensation Actually Paid vs. Net Income		Company CEO and Average Other NEO Compensation Actually Paid Versus Net Income
Compensation Actually Paid vs. Company Selected Measure		Company CEO and Average Other NEO Compensation Actually Paid Versus Adjusted EBITDA
Total Shareholder Return Vs Peer Group		Company Cumulative TSR Versus Peer Group TSR Versus CEO and Average Other NEO Compensation Actually Paid
Tabular List, Table

Most Important Financial Performance Measures

The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our NEOs for 2025 to Company performance. For more information about these measures, see “Compensation Discussion and Analysis—What Is Rewarded.” The measures in these tables are not ranked.

Most Important Financial Performance Measures for 2025
Adjusted EBITDA
Non-GAAP Net Income
Adjusted Return on Invested Capital
Adjusted Free Cash Flow

Total Shareholder Return Amount	$ 98.58	$ 91.35	79.63
Peer Group Total Shareholder Return Amount		96.27	99.17
Net Income (Loss)		$ 327,900,000	$ 264,200,000
Company Selected Measure Amount		1,357,800,000	1,318,600,000
PEO Name		Paul Bay
Prior period peer group			$ 120.75
TRS as peer group		$ 89.49
Annual report of TSR		$ 90.3
Measure:: 1
Pay vs Performance Disclosure
Name		Adjusted EBITDA
Non-GAAP Measure Description
(4)

Adjusted EBITDA and Non-GAAP EBITDAR are the Company-selected measures for Fiscal Years 2025 and 2024, respectively. In our 2025 Proxy Statement, we reported Non-GAAP EBITDAR as our Company-selected measure. We determined Adjusted EBITDA to be the most important financial performance measure used to link Compensation Actually Paid to Company performance in 2025. This performance measure may not have been the most important financial performance measure in prior years, and we may determine a different financial performance measure to be the most important financial performance measure in future years. For more information about this measure, including how it is calculated from our audited financial statements, see Appendix A to this Proxy Statement.

Measure:: 2
Pay vs Performance Disclosure
Name		Non-GAAP Net Income
Measure:: 3
Pay vs Performance Disclosure
Name		Adjusted Return on Invested Capital
Measure:: 4
Pay vs Performance Disclosure
Name		Adjusted Free Cash Flow
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (6,068,927)	(13,929,018)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		6,749,251	7,948,947
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,331,186
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,664,198
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		89,043
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(885,041)	(6,742,639)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		984,254	3,577,315
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		789,580
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 2,574,886
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 52,815